CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ (249,752)	$ (414,153)	$ 69,884
Adjustments for:
Revenue recognized on acceptance of cryptocurrency	(90,273)	(58,959)	(35,500)
Cost recognized on payment of cryptocurrency	9,821	8,854	8,463
Receipt of cryptocurrency as customer deposits	5,080	(4,922)
Change in fair value of cryptocurrency	(42,427)
Change in fair value of financial derivatives	(17,606)
Other income, net	5,025
Realised gain (loss) on sale of cryptocurrency		(6,135)	170
Depreciation and amortization of property, equipment and software	28,257	59,641	33,689
Amortization of intangible assets	159
Foreign exchange (loss) gain	12,020	(9,302)	(2,007)
Provision of allowance for doubtful receivables	2,982	14	13
Deferred income tax (benefit) expense	66,150	(45,686)	(7,791)
Loss on disposal of property, equipment and software	(7,215)	18	193
Share-based compensation expense	30,916	42,074	63,015
Change in fair value of financial instruments other than derivatives	(20,571)	10,918	(3,795)
Excess of fair value of convertible preferred shares	50,725	59,199
Reduction in the carrying amount of the operating lease right-of-use assets	1,910	2,481	2,254
Interest of operating lease liabilities	90	115	193
Interest of long-term loan	521
Impairment loss of cryptocurrency		4,706	7,880
Impairment loss of property, equipment and software	11,303	21,126	0
Write-down of inventories	90,807	174,838	69,524
Write-downs of prepayments	9,745	5,627	12,828
Provision for reserve for inventory purchase commitments		9,816	10,890
Unrecognized tax benefit	6,933
Changes in assets and liabilities:
Accounts receivable	97	(3,011)	58
Inventories	(129,272)	(123,679)	(232,165)
Cryptocurrency	(1,761)
Prepayments and other current assets	43,321	122,471	(70,304)
Other non-current assets	3	2,008	(2,032)
Accounts payable	7,222	(10,237)	47,259
Contract liabilities	4,802	19,026	(198,733)
Income tax payable	588	(3,596)	(14,653)
Accrued liabilities and other current liabilities	(26,238)	6,332	60,294
Other non-current liabilities	(517)	9,161	(315)
Operating lease liabilities	(2,107)	(2,365)	(1,914)
Net cash used in operating activities	(199,262)	(123,620)	(182,602)
Cash flows from investing activities:
Purchase of property, equipment and software	(19,304)	(3,312)	(17,745)
Proceeds from disposal of property, equipment and software	8,783	2,295
Proceeds from sale of cryptocurrency	71,494	40,645	9,642
Net cash (used in) provided by investing activities	60,973	39,628	(8,103)
Cash flows from financing activities:
Payment for repurchase of ordinary shares			(37,379)
Repurchase of warrants			(6,611)
Proceeds from issuance of ordinary shares, net of issuance costs under At-the-Market Offering Agreements		65,430
Proceeds from issuance of convertible preferred shares, net of issuance costs	129,810	24,575
Proceeds from borrowings from long-term loan	9,937
Proceeds from resale of treasury stock	768	2,420	10,397
Repurchase for tax withholdings on vesting of restricted share units	(768)	(2,420)	(22,585)
Net cash (used in) provided by financing activities	139,747	90,005	(56,178)
Net (decrease) increase in cash	1,458	6,013	(246,883)
Effect of exchange rate changes on cash	(1,124)	(11,410)	(80,021)
Cash and restricted cash at the beginning of year	96,154	101,551	428,455
Cash at the end of year	96,488	96,154	101,551
Supplemental disclosure of cash flow information:
Cash paid for interest	370
Cash paid for income tax	52	2,876	45,421
Supplemental disclosure of non-cash investing and financing activities:
Mining equipment transferred from inventory to property, equipment and software	38,405	24,052	$ 69,712
Issuance of ordinary shares pursuant to share lending arrangement	$ 236	$ 511